CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Statement of Stockholders' Equity [Abstract]
Foreign currency translation adjustment, tax	¥ 0	$ 0	¥ 0	¥ 0